UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                               WASHINGTON, D.C. 20549
                                     Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ending: June 30, 2010
Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
     Name:            Mountain Pacific Investment Advisers, Inc.
     Address:         877 Main St., Suite 704
                      Boise, ID  83702
     13F File Number:  28-07234

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Rod MacKinnon
Title:   Secretary/Treasurer
Phone:   208-336-1422
Signature,              Place,                   and Date of Signing:
Roderick MacKinnon      Boise, Idaho             July 22, 2010

Report Type (Check only one.):      [x]    13F Holding Report
                                    [ ]    13F Notice
                                    [ ]    13F Combination Report
List of Other Managers Reporting for this Manager:  NONE

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     94
Form 13F Information Table Value Total:     439826
List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101      969 12266.28 SH       SOLE                 12266.28
Abbott Laboratories            COM              002824100     2610 55803.00 SH       SOLE                 55803.00
Alliance Data Sys Corp         COM              018581108    13023 218800.00SH       SOLE                218800.00
Ametek Inc                     COM              031100100    14839 369598.00SH       SOLE                369598.00
Amphenol Corp Cl A             COM              032095101    11210 285375.00SH       SOLE                285375.00
Aptargroup Inc                 COM              038336103    13610 359862.00SH       SOLE                359862.00
Baldor Electric                COM              057741100     4191 116161.00SH       SOLE                116161.00
Bank Of America Corp           COM              060505104      631 43904.98 SH       SOLE                 43904.98
Baxter International Inc       COM              071813109     1072 26369.00 SH       SOLE                 26369.00
Beckman Coulter Inc            COM              075811109    10821 179475.00SH       SOLE                179475.00
Becton, Dickinson & Co         COM              075887109     1563 23120.00 SH       SOLE                 23120.00
Bed Bath & Beyond Inc          COM              075896100     7504 202377.00SH       SOLE                202377.00
C R Bard                       COM              067383109    12804 165150.00SH       SOLE                165150.00
C.H. Robinson Worldwide        COM              12541w209    10801 194050.00SH       SOLE                194050.00
Canadian National Railway Co   COM              136375102      218  3798.00 SH       SOLE                  3798.00
Capital One Financial Corp     COM              14040H105     1296 32170.00 SH       SOLE                 32170.00
Chevron Texaco Corp            COM              166764100     1982 29208.00 SH       SOLE                 29208.00
Church & Dwight Co Inc         COM              171340102     2320 37000.00 SH       SOLE                 37000.00
Cisco Systems Inc              COM              17275R102     1045 49042.00 SH       SOLE                 49042.00
Citigroup Inc                  COM              172967101      166 44045.00 SH       SOLE                 44045.00
City National Corp             COM              178566105     5487 107100.00SH       SOLE                107100.00
Colgate-Palmolive Co           COM              194162103      504  6400.00 SH       SOLE                  6400.00
Composite Tech Corp            COM              20461S108        6 28500.00 SH       SOLE                 28500.00
Costco Wholesale Corp          COM              22160K105     2111 38505.00 SH       SOLE                 38505.00
Covidien PLC                   COM              g2554f105     1145 28500.00 SH       SOLE                 28500.00
Danaher Corp                   COM              235851102    18620 501616.00SH       SOLE                501616.00
Dentsply International Inc     COM              249030107     8878 296830.00SH       SOLE                296830.00
Donaldson Co                   COM              257651109    16068 376750.00SH       SOLE                376750.00
Dun & Bradstreet Corp          COM              26483E100     8467 126150.00SH       SOLE                126150.00
Ecolab Inc                     COM              278865100    10094 224750.00SH       SOLE                224750.00
Edwards Lifesciences           COM              28176E108     8353 149100.00SH       SOLE                149100.00
Emerson Electric               COM              291011104      223  5102.39 SH       SOLE                  5102.39
Equifax Inc                    COM              294429105     8271 294765.00SH       SOLE                294765.00
Exxon Mobil Corp               COM              30231G102     2926 51267.43 SH       SOLE                 51267.43
Fastenal Co.                   COM              311900104     6121 121950.00SH       SOLE                121950.00
Fidelity National Information  COM              31620M106    11606 432739.00SH       SOLE                432739.00
Fifth Third Bancorp            COM              316773100      334 27192.00 SH       SOLE                 27192.00
Fiserv, Inc                    COM              337738108    15317 335447.00SH       SOLE                335447.00
General Electric Co            COM              369604103     2772 192251.03SH       SOLE                192251.03
General Mills                  COM              370334104      258  7258.00 SH       SOLE                  7258.00
Global Payments Inc.           COM              37940X102     8276 226480.00SH       SOLE                226480.00
Henry Schein Inc               COM              806407102     9303 169450.00SH       SOLE                169450.00
Honeywell Intn'l Inc           COM              438516106      514 13163.00 SH       SOLE                 13163.00
Hospira Inc                    COM              441060100    13558 235997.00SH       SOLE                235997.00
IHS Inc Cl A                   COM              451734107     5952 101880.00SH       SOLE                101880.00
ITT Corporation                COM              450911102     9422 209745.00SH       SOLE                209745.00
Idex Corp                      COM              45167R104    12796 447898.00SH       SOLE                447898.00
Int'l Business Machines        COM              459200101     2516 20379.00 SH       SOLE                 20379.00
Intel Corp                     COM              458140100      421 21622.27 SH       SOLE                 21622.27
J P Morgan Chase & Co          COM              46625H100     2236 61066.00 SH       SOLE                 61066.00
Johnson & Johnson              COM              478160104     2176 36843.00 SH       SOLE                 36843.00
Landstar System Inc            COM              515098101     5927 152010.00SH       SOLE                152010.00
Lender Processing Services     COM              52602e102     5898 188380.00SH       SOLE                188380.00
Life Technologies Corp         COM              53217v109     7937 167985.00SH       SOLE                167985.00
M & T Bank Corp                COM              55261F104     5755 67750.00 SH       SOLE                 67750.00
MSC Industrial Direct Co Cl A  COM              553530106    10985 216840.00SH       SOLE                216840.00
McDonald's Corp                COM              580135101      290  4403.90 SH       SOLE                  4403.90
Micron Technology              COM              595112103      298 35092.00 SH       SOLE                 35092.00
Microsoft Corp                 COM              594918104      411 17854.00 SH       SOLE                 17854.00
Mylan Laboratories             COM              628530107      196 11500.00 SH       SOLE                 11500.00
New York Community Bancorp     COM              649445103      399 26100.00 SH       SOLE                 26100.00
Nike Inc Cl B                  COM              654106103      411  6080.00 SH       SOLE                  6080.00
Oracle Corp                    COM              68389X105      659 30730.00 SH       SOLE                 30730.00
PNC Financial Serv. Group      COM              693475105     2545 45039.00 SH       SOLE                 45039.00
PepsiCo, Inc                   COM              713448108      823 13504.00 SH       SOLE                 13504.00
Pfizer Inc                     COM              717081103      295 20719.00 SH       SOLE                 20719.00
Proctor & Gamble Co            COM              742718109     1823 30391.00 SH       SOLE                 30391.00
Quest Diagnostics Inc          COM              74834L100     9461 190100.00SH       SOLE                190100.00
Robert Half Int'l Inc          COM              770323103     1766 75000.00 SH       SOLE                 75000.00
Rockwell Collins, Inc          COM              774341101    10451 196710.00SH       SOLE                196710.00
Roper Industries Inc           COM              776696106     6505 116250.00SH       SOLE                116250.00
Rovi Corp                      COM              779376102     1573 41500.00 SH       SOLE                 41500.00
Royal Dutch Shell PLC-ADR A    COM              780259206      240  4770.00 SH       SOLE                  4770.00
Scripps Ntwrks Int Cl A        COM              811065101      234  5800.00 SH       SOLE                  5800.00
Sealed Air Corp                COM              81211K100      551 27930.00 SH       SOLE                 27930.00
Solera Holdings Inc            COM              83421A104     4183 115550.00SH       SOLE                115550.00
Teleflex Inc                   COM              879369106     5553 102310.00SH       SOLE                102310.00
Texas Instruments              COM              882508104      391 16800.00 SH       SOLE                 16800.00
Thermo Fisher Scientific Inc   COM              883556102    10155 207030.00SH       SOLE                207030.00
U.S. Bancorp                   COM              902973304     4224 188972.00SH       SOLE                188972.00
United Parcel Srvc Cl B        COM              911312106      842 14800.00 SH       SOLE                 14800.00
United Technologies Corp       COM              913017109     3769 58070.00 SH       SOLE                 58070.00
Varian Medical Systems         COM              92220P105     2875 55000.00 SH       SOLE                 55000.00
Wal-Mart Stores                COM              931142103      265  5512.00 SH       SOLE                  5512.00
Waters Corp                    COM              941848103     7004 108250.00SH       SOLE                108250.00
Wells Fargo & Co.              COM              949746101     2887 112766.29SH       SOLE                112766.29
Westamerica Bancorp            COM              957090103     5147 98000.00 SH       SOLE                 98000.00
Western Union Co               COM              959802109     5491 368289.00SH       SOLE                368289.00
Zions Bancorporation           COM              989701107     2450 113580.00SH       SOLE                113580.00
Financial Select Sector SPDR E COM              81369Y605      273 19775.0000SH      SOLE               19775.0000
Franklin Oregon Tax Free Incom COM              354723785      314 26331.0460SH      SOLE               26331.0460
Harbor International Fd Ins    COM              411511306      229 4722.4860SH       SOLE                4722.4860
Perkins Mid Cap Value Fund Inv COM              471023598      342 17949.2010SH      SOLE               17949.2010
Vanguard 500 Index Fund        COM              922908108      593 6248.0280SH       SOLE                6248.0280